Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2024
Segments, Geographical Areas [Abstract]
Estimated Financial Information by Geographic Areas	The following table sets forth estimated total assets at March 31, 2022, 2023 and 2024, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2022:
Total revenue(2)	¥2,160,509	¥500,590	¥67,687	¥975,340	¥221,601	¥3,925,727
Total expense(3)	2,198,650	666,564	311,639	726,042	81,559	3,984,454
Income (loss) before income tax expense (benefit)	(38,141)	(165,974)	(243,952)	249,298	140,042	(58,727)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(7,380)	(498,205)	(344,044)	506,621	259,688	(83,320)
Total assets at end of fiscal year(4)	246,637,054	54,576,602	22,319,350	31,909,321	12,207,691	367,650,018
Fiscal year ended March 31, 2023 (Restated):
Total revenue(2)	¥2,617,973	¥1,319,244	¥173,013	¥1,479,618	¥508,472	¥6,098,320
Total expense(3)	2,074,369	1,621,492	370,130	1,282,806	301,301	5,650,098
Income (loss) before income tax expense (benefit)	543,604	(302,248)	(197,117)	196,812	207,171	448,222
Net income (loss) attributable to Mitsubishi UFJ Financial Group	616,243	(110,235)	(246,138)	9,074	107,691	376,635
Total assets at end of fiscal year	249,539,149	59,695,647	24,675,334	34,452,071	13,373,532	381,735,733
Fiscal year ended March 31, 2024:
Total revenue(2)	¥3,824,204	¥2,579,150	¥594,053	¥2,026,469	¥950,781	¥9,974,657
Total expense(3)	2,695,953	2,214,010	690,299	1,784,126	707,675	8,092,063
Income (loss) before income tax expense (benefit)	1,128,251	365,140	(96,246)	242,343	243,106	1,882,594
Net income (loss) attributable to Mitsubishi UFJ Financial Group	929,638	442,036	(249,528)	(44,115)	250,090	1,328,121
Total assets at end of fiscal year	257,570,207	61,265,784	23,577,515	39,097,955	15,925,000	397,436,461

Notes:
(1)Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)Total revenue is comprised of Interest income and Non-interest income.
(3)Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)Total assets at the fiscal year ended March 31, 2022 in this table includes those relating to financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities
The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2023 and 2024:

	2023	2024
	(in millions)
Cash and due from banks	¥738,309	¥688,020
Interest-earning deposits in other banks	17,518,035	12,701,980
Total	¥18,256,344	¥13,390,000
Trading account assets	¥31,158,079	¥32,450,982
Investment securities	¥11,456,886	¥12,869,037
Loans—net of unearned income, unamortized premiums and deferred loan fees	¥50,981,148	¥57,457,037
Deposits	¥52,278,932	¥63,114,752
Funds borrowed:
Call money, funds purchased	¥18,088	¥3,061
Payables under repurchase agreements	10,730,611	13,531,043
Payables under securities lending transactions	54,985	90,061
Other short-term borrowings	5,058,454	6,380,759
Long-term debt	1,530,782	1,666,451
Total	¥17,392,920	¥21,671,375
Trading account liabilities	¥8,611,974	¥8,598,192